Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.26513%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,032,621.96

Principal:
Principal Collections	$16,951,605.56
Prepayments in Full	$8,819,325.34
Liquidation Proceeds	$443,298.64
Recoveries	$152,037.61
Sub Total	$26,366,267.15
Collections	$27,398,889.11

Purchase Amounts:
Purchase Amounts Related to Principal	$267,858.64
Purchase Amounts Related to Interest	$979.20
Sub Total	$268,837.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,667,726.95

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,667,726.95
Servicing Fee	$422,113.49	$422,113.49	$0.00	$0.00	$27,245,613.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,245,613.46
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,245,613.46
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,245,613.46
Interest - Class A-3 Notes	$390,016.16	$390,016.16	$0.00	$0.00	$26,855,597.30
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$26,695,447.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,695,447.38
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$26,625,518.63
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,625,518.63
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$26,574,996.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,574,996.46
Regular Principal Payment	$24,522,285.60	$24,522,285.60	$0.00	$0.00	$2,052,710.86
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,052,710.86
Residual Released to Depositor	$0.00	$2,052,710.86	$0.00	$0.00	$0.00
Total		$27,667,726.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,522,285.60
Total					$24,522,285.60
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,522,285.60	$65.62	$390,016.16	$1.04	$24,912,301.76	$66.66
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$24,522,285.60	$18.85	$670,617.00	$0.52	$25,192,902.60	$19.37

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$276,934,553.09	0.7410612	$252,412,267.49	0.6754409
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$444,754,553.09	0.3418244	$420,232,267.49	0.3229773

Pool Information
Weighted Average APR	2.453%	2.449%
Weighted Average Remaining Term	34.10	33.28
Number of Receivables Outstanding	32,973	32,104
Pool Balance	$506,536,191.56	$479,622,585.56
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$471,323,223.55	$446,397,233.86
Pool Factor	0.3591517	0.3400690

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$33,225,351.70
Targeted Overcollateralization Amount	$59,390,318.07
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$59,390,318.07

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$431,517.82
(Recoveries)		94	$152,037.61
Net Loss for Current Collection Period			$279,480.21
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6621%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1974%
Second Prior Collection Period			0.3971%
Prior Collection Period			0.3084%
Current Collection Period			0.6802%
Four Month Average (Current and Prior Three Collection Periods)			0.3958%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2353	$9,790,422.35
(Cumulative Recoveries)			$1,775,189.07
Cumulative Net Loss for All Collection Periods			$8,015,233.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5683%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,160.83
Average Net Loss for Receivables that have experienced a Realized Loss			$3,406.39

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.29%	328	$6,209,751.76
61-90 Days Delinquent	0.15%	38	$703,595.16
91-120 Days Delinquent	0.02%	3	$93,559.59
Over 120 Days Delinquent	0.08%	18	$398,817.07
Total Delinquent Receivables	1.54%	387	$7,405,723.58

Repossession Inventory:
Repossessed in the Current Collection Period		28	$521,568.04
Total Repossessed Inventory		39	$775,205.46

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1684%
Prior Collection Period			0.1911%
Current Collection Period			0.1838%
Three Month Average			0.1811%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2494%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer